Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Provision for income tax	$ 1,650	$ 1,650
Federal operating loss carry forwards	106,200,000	108,300,000
State operating loss carry forward	$ 61,800,000	62,100,000
Ownership change percentage	50.00%
Accrued interest or penalties
Unrecognized tax benefits
Federal [Member] | Previously Utilized [Member]
Federal operating loss carry forwards	$ 2,400,000
Operating loss carryforwards, expiration date	Jul. 31, 2038
Federal [Member] | Carried Forward Indefinitely [Member]
Federal operating loss carry forwards	$ 2,400,000
State [Member]
Operating loss carryforwards, expiration date description	Our state tax loss carry-forwards began to expire in the year ending July 31, 2029, and will completely expire in the year ending July 31, 2040.